Loans Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Receivables [Abstract]
Schedule of Commercial Real Estate Loans Receivable

The following table summarizes the commercial real estate loans receivable balances:

	June 30, 2025	December 31, 2024
Commercial real estate loans receivable, gross	$385,642	$392,186
Allowance for credit losses	-	-
Transferred to held for sale	(385,642)	-
Commercial real estate loans receivable, net	-	392,186
Current portion	-	(13,332)
Non-current portion	$-	$378,854

Commercial real estate loans receivable, net consist of the following:

	December 31, 2024	December 31, 2023
Commercial real estate loans receivable, gross	$392,186	$404,577
Allowance for credit losses	-	(10,723)
Commercial real estate loans receivable, net	392,186	393,854
Current portion	(13,332)	(12,391)
Noncurrent portion	$378,854	$381,463

Schedule of Allowance For Loan Losses

The allowance for credit losses consists of the following activity for the year ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023
Allowance for credit losses
Beginning balance	$10,723	$21,488
Cumulative effect from adoption of CECL	-	14,980
Charge-offs	-	-
Recoveries	-	-
Benefits	(10,723)	(25,745)
Ending balance	$-	$10,723

Loans receivable:
Individually evaluated for impairment	$392,186	$-
Collectively evaluated for impairment	-	404,577
	$392,186	$404,577
Allowance for credit losses:
Individually evaluated for impairment	$-	$-
Collectively evaluated for impairment	-	10,723
	$-	$10,723

Schedule of Risk Rating

The carrying value, excluding the CECL Reserve, of the Company’s loans held at carrying value within each risk rating is as follows:

Risk rating	Year ended. December 31, 2024	Year ended December 31, 2023
6	$392,186	$-
4	-	404,577
Grand total	$392,186	$404,577